SUPPLEMENT Dated February 7, 2008
To The Prospectus Dated September 4, 2007 For

ING Empire Innovations Variable Annuity

Issued By ReliaStar Life Insurance Company of New York
Through Separate Account NY-B of ReliaStar Life Insurance Company of New York

This supplement updates the current prospectus for your deferred combination variable and fixed annuity contract. Please read it carefully and keep it with your copy of the prospectus for future reference. If you have any questions, please call our Customer Contact Center at 1-800-366-0066.

The following investment portfolios are now available under your Contract, with more information about them hereby added to “Appendix B – The Investment Portfolios” (and their names hereby added to the list of available investment portfolios toward the front of the prospectus).

Fund Name and
Investment Adviser/Subadviser	Investment Objective
ING Investors Trust
7337 E. Doubletree Ranch Road, Scottsdale, AZ 85258

ING American Funds Bond Portfolio	The Portfolio seeks to maximize your level of current income
(Class S)	and preserve your capital. The Portfolio’s investment objective is not fundamental and may be changed without shareholder
Investment Adviser: ING Investments, LLC	vote.

Fund Name and
Investment Adviser/Subadviser	Investment Objective
ING Variable Portfolios, Inc.
7337 E. Doubletree Ranch Road, Scottsdale, AZ 85258

ING WisdomTreeSM Global High–Yielding Equity Index	The Portfolio seeks investment returns that closely correspond
Portfolio	to the price and yield performance, before fees and expenses, of
(Class S)	the WisdomTreeSM Global High-Yielding Equity Index
(“Index”). The Portfolio’s investment objective is not
Investment Adviser: ING Investments, LLC	fundamental and may be changed without a shareholder vote.
Investment Subadviser: ING Investment Management Co.

Both the ING American Funds Bond Portfolio and ING WisdomTreeSM Global High – Yielding Equity
Index Portfolio are Covered Funds for purposes of determining your MGIB Benefit Base under the
Minimum Guaranteed Income Benefit rider. The ING American Funds Bond Portfolio is designated as an additional Fixed Allocation Fund and the ING WisdomTreeSM Global High – Yielding Equity Index
Portfolio as an Accepted Fund for purposes of any living benefit rider’s asset allocation requirements, as applicable.

RLNY – 147331	02/2008

The following investment portfolio is now reopened to new premium and contract value allocations with all references in the prospectus hereby changed accordingly. Also, please note the name change.

Fund Name and
Investment Adviser/Subadviser	Investment Objective
ING Investors Trust
7337 E. Doubletree Ranch Road, Scottsdale, AZ 85258

ING Van Kampen Capital Growth Portfolio	Seeks long-term capital appreciation.
(Class S)
(formerly, ING Van Kampen Equity Growth Portfolio)
Investment Adviser: Directed Services LLC
Investment Subadviser: Van Kampen

The ING Van Kampen Capital Growth Portfolio is a Covered Fund for purposes of determining your
MGIB Benefit Base under the Minimum Guaranteed Income Benefit rider, and is designated as an Other
Fund for purposes of any living benefit rider’s asset allocation requirements, as applicable.

Under “Fees and Expenses” with the table of Separate Account Annual Charges – footnote three, please replace the premium credit forfeiture table with the following:

Contract Year of	Percentage of Premium Credit Forfeited
Surrender or	(based on percentage of first year premium
Withdrawal	withdrawn)

Year 1	100%
Year 2	75%
Year 3	50%
Years 4+	0%

RLNY – 147331	02/2008